Consolidated Stockholders Equity - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2012	12,703,447
Beginning balance, amount at Dec. 31, 2012	$ 12,703	$ 574,069	$ (391,556)	$ 195,216
Shares issued in lieu of salaries payable, shares	82,941
Shares issued in lieu of salaries payable, amount	$ 83	46,917		47,000
Shares issued for direct investment, shares	2,647,057
Shares issued for direct investment, amount	$ 2,647	1,497,353		1,500,000
Dividends declared			(6,977)	(6,977)
Net loss			(1,426,031)	(1,426,031)
Ending balance, shares at Dec. 31, 2013	15,433,445
Ending balance, amount at Dec. 31, 2013	$ 15,433	2,118,339	(1,824,564)	309,208
Shares issued in lieu of salaries payable, shares	446,470
Shares issued in lieu of salaries payable, amount	$ 447	252,553		253,000
Shares issued for direct investment, shares	5,700,001
Shares issued for direct investment, amount	$ 5,700	3,225,412		3,231,112
Dividends declared			(517,137)	(517,137)
Net loss			(4,156,334)	(4,156,334)
Ending balance, shares at Dec. 31, 2014	21,579,916
Ending balance, amount at Dec. 31, 2014	$ 21,580	$ 5,596,304	$ (6,498,035)	(880,151)
Net loss				$ (5,020,113)